Long Term Debt - Project Level Secured Term Loans - Short Term - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Debt Instrument [Line Items]
Short term loan	₨ 8,943	₨ 975	$ 122.3
Short Term [Member]
Debt Instrument [Line Items]
Short term loan	₨ 1,516		$ 20.7
Frequency of payment	repayable within 12 months of disbursement
Interest rate	8.75%
Debt instrument, face amount	₨ 1,529
Short Term [Member] | Working Capital Facility [Member]
Debt Instrument [Line Items]
Short term loan		₨ 1,690
Frequency of payment	repayable within 12 months of disbursement
Debt instrument maturity, month and year		2022-07
Interest rate		10.15%
Repayment of debt		₨ 709